REPORT TO SHAREHOLDERS

                            FOR THE SIX MONTHS ENDED
                                    MARCH 31,

                                      1998

Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy, unless a Prospectus has been previously received and except in conjunction with a Prospectus.

                                  May 27, 1998


To All Shareholders:

     Enclosed is the semiannual report of the Fund covering the six months ended March 31, 1998.

     The net asset value of the Fund on that date was $19.36 per share. The decline from the September 30, 1997 net asset value per share of $26.06 was due to the dividend payment of $3.76 per share in January, 1998 and the expenses connected with the operation of the Fund, the liquidation process, and the investigation by the Securities and Exchange Commission.

     In early April we sent you a notice of a Special Meeting of Shareholders called to approve the liquidation of the fund. The meeting was to be held April 30th but has had to be adjourned because we do not have sufficient shareholder votes. Liquidation requires the affirmative vote of two-thirds of the shares outstanding. If you have not sent in your proxy, please do so as soon as possible.

     The assets of the Fund consist entirely of cash and cash equivalents. We expect to make an initial liquidation payment shortly after shareholder approval is received. A final payment will be made after providing for the remaining liabilities of the Fund.



                               Sincerely,




                               Gerald I. White, CFA
                               President

                             Schedule of Investments
                                 March 31, 1998


         Name of Issuer               Face       Market
       and Title of Issue            Amount       Value

Short-term Securities

   Bank Commercial Paper
      due 4/6/98 with a 5.33%
      effective yield on the date
      of purchase.................. $502,146   $502,146)

Total Short-term Securities
   (Cost $502,146) (85.9%).........             502,146)

Cash (21.6%).......................             126,147)

Prepaid Expenses)
     less Liabilities (7.5%).......             (43,799)

Total Net Assets (100%)............            $584,494)


                    See    notes   to    financial   statements.

                       Statement of Assets and Liabilities
                                 March 31, 1998
                                     ASSETS
Investments at
   cost - Note B............................ $   502,146
Cash  ......................................     126,147
Prepaid expenses............................      12,658
Total Assets................................     640,951

                                   LIABILITIES
Accounts payable and accrued expenses.......      56,457
Total Liabilities...........................      56,457
Net Assets (equivalent to $19.36 per share
   based on 30,195 shares outstanding) -
   Note C................................... $   584,494



                             Statement of Operations
                     For the Six Months Ended March 31, 1998
Investment Income (Loss)
   Income:
      Interest..............................$     18,198

   Expenses:
      Custodian and
          accounting fees..........$ 40,690)
      Professional fees............ 59,332)
      Stockholder and regula-
        tory reports...............   4,247)
      Insurance....................   1,400)
      Miscellaneous................   1,375)     107,044
        Net Investment Loss........              (88,846)
Net Decrease in Net Assets
   Resulting from Operations................ $   (88,846)

                      See    notes   to    financial   statements.

                       Statements of Changes In Net Assets

                                  For the six  For the year
                                 months ended      ended
                                March 31, 1998Sept. 30, 1997
Increase (Decrease)
   in Net Assets
   from Operations
   Net investment loss.............$  (88,846) $  (49,336)
   Net realized gain from
      investment transactions......               112,879)
   Change in unrealized
      appreciation of
      investments..................               (77,025)

Net Increase (Decrease) In
   Net Assets Resulting
   from Operations.................  (88,846)     (13,482)

Distributions To Shareholders
   From Net Realized Gain On
   Investments-Note A.............. (113,538)     (87,260)

Capital Share
   Transactions-Note C
   Cost of shares repurchased......   (2,880)     (22,617)

Net Decrease
   in Net Assets................... (205,264)    (123,359)

Net Assets
   Beginning of period.............  789,758)     913,117)

   End of period ..................$  584,494  $  789,758)





                    See    notes   to    financial   statements.

                          NOTES TO FINANCIAL STATEMENTS
Note A--Accounting Policies
     Concord Fund, Inc., (the "Fund") is a diversified, open-end management investment company which has been registered under the Investment Company Act of 1940, as amended. At March 31, 1998, Fund shares were not available for sale to the general public since such shares were not currently registered for sale under Securities and Exchange Commission requirements. Significant accounting policies of the Fund are as follows:
     Valuation of Investments: Short-term investments are carried at cost with earned income included in interest receivable. Investment security transactions are recorded on the date of purchase or sale.
     Federal Income Taxes: The Fund qualifies to be taxed as a "regulated investment company" and, as such, (and by complying with the applicable provisions of the Internal Revenue Code), was not subject to federal income tax on taxable income (including any realized capital gains) which was distributed to shareholders. Realized gains from security transactions are distributed to shareholders in the succeeding year.
     The Fund declared and paid in January, 1998, a dividend on 1997 capital gains of $3.76 per share aggregating approximately $113,000.
     Dividends: The Fund records dividends payable to shareholders on the ex-dividend date.

Note B--Investment Transactions
     There were no purchases or sales of securities (excluding short-term and U.S. Government Securities) during the period ended March 31, 1998.

Note C--Capital Stock
     At March 31, 1998, there were 2,000,000 shares of $1 par value capital stock authorized. During the six month period ending March 31, 1998 and the fiscal year 1997, no capital shares were sold, and 113 and 855 shares were repurchased for $2,880 and $22,617, respectively.

Net assets at March 31, 1998
   consisted of:
   Capital stock-30,195 shares at $1.00
      par value outstanding.................  $  30,195)
   Paid-in surplus..........................    554,299)

   Net assets at March 31, 1998.............   $584,494)

     During the period ended March 31, 1998, the Fund reclassified $88,846 from accumulated net investment loss to capital paid in.

Note D--Proposed Dissolution
     In 1997, the Board of Directors of the Fund approved a Plan of Liquidation and Dissolution of the Fund after concluding that this was in the best interest of the Fund.
     Consequently, the Fund engaged a law firm to prepare a proxy statement to obtain shareholder approval for the dissolution and, if shareholder approval is obtained, to dissolve the Fund in 1998. Expenses incurred in connection with the proposed dissolution amounted to $4,186 for the six month period ending March 31, 1998 and $18,156 for fiscal 1997.
     As a result of the intent to dissolve the Fund, the Fund disposed of its common stock investments in September 1997 and intends to invest only in short-term liquid investments.

Financial Highlights
Selected data for each share of capital stock outstanding throughout each period:

                                                    For the Six Months Ended                      Year Ended
                                                            March 31,                            September 30,
                                                              1998        1997       1996      1995 (a)   1994 (a)   1993(a)


Net Asset Value, Beginning of Period.................        $26.06     $29.30     $28.04     $29.34     $29.40     $26.89
Income/(Loss) from Investment Operations:
     Net Investment Loss.............................         (2.94)     (1.61)     (0.26)     (1.08)      (.51)     (0.22)
     Net Realized and Unrealized Gain on Investments.          0.00       1.17       2.07       1.36        .45       2.73
Total From Investment Operations.....................         (2.94)     (0.44)      1.81        .28       (.06)      2.51
Less Distributions to Shareholders From:
     Net Realized Gains..............................         (3.76)     (2.80)     (0.55)     (1.58)      0.00       0.00
     Capital Paid In.................................          0.00       0.00       0.00       0.00       0.00       0.00
Total Distributions..................................         (3.76)     (2.80)     (0.55)     (1.58)      0.00       0.00
Net Asset Value, End of Period.......................        $19.36     $26.06     $29.30     $28.04     $29.34     $29.40
Total Return.........................................        (12.45%)    (1.62%)     6.67%      1.20%     (0.20%)     9.33%
Ratios and Supplemental Data:
Net Assets, End of Period (000's omitted)............         $585       $790       $913        $951      $1,067    $1,115
Ratios to Average Net Assets:
     Expenses........................................         15.01%     10.19%      5.02%      8.57%      5.16%      4.03%
     Net Investment Loss.............................        (12.45%)    (5.94%)    (0.71%)    (3.57%)    (1.78%)    (0.77%)
Portfolio Turnover Rate..............................          0.00%      0.00%      0.00%      0.00%      0.00%     19.11%


                               Concord Fund, Inc.

                                    Custodian
                            JEFFERIES & COMPANY, INC.
                      11100 Santa Monica Blvd., 10th Floor
                              Los Angeles, CA 90025

                   Transfer Agent & Dividend Dispersing Agent
                        CHASE MELLON SHAREHOLDER SERVICES
                              450 West 33rd Street
                               New York, NY 10001

            Counsel              Independent Auditors
     BERNER & BERNER, P.C.       WOLF & COMPANY, P.C.
      515 Madison Avenue        One International Place
      New York, NY 10022           Boston, MA 02110

                             Record of Distributions

                                               Distributions      Net asset
                  Dividends     Net asset          from           value plus
Fiscal years        from        value per        realized         cumulative
    Ended         ordinary     share at end      gain on         capital gain
September 30,      income         of year       investments      distributions

1950..........      $ .30         $11.32           $ .05            $11.37
1951..........        .65          12.55            1.25            13.85
1952..........        .39          12.73            None            14.03
1953..........        .48          11.98             .72            14.00
1954..........        .42          14.59             .33            16.94
1955..........        .60          17.83            1.02            21.20
1956..........        .61          16.03            2.85            22.25
1957..........        .51          12.71            1.90            20.83
1958..........        .49          14.91             .50            23.53
1959..........        .39          14.58            1.90            25.10
1960..........        .44          13.76            None            24.28
1961..........        .28          14.21            1.35            26.08
1962..........        .19          10.38            None            22.25
1963..........        .16          12.84            None            24.71
1964..........        .17          13.18            None            25.05
1965..........        .12          13.94            None            25.81
1966..........        .11          13.68             .30            25.85
1967..........        .22          18.74             .50            31.41
1968..........        .30          23.20            None            35.87
1969..........        .50          15.17            3.96            31.80
1970..........        .05          11.42             .83*           28.88
1971..........        .22          11.05            None            28.51
1972..........        .24          11.43            None            28.39
1973..........        .25          10.08            None            27.54
1974..........        .11           6.64            None            24.10
1975..........        .14           7.93            None            25.39
1976..........        .16          11.78            None            29.24
1977..........        .32          12.49            None            29.95
1978..........        .39          15.03            None            32.49
1979..........        .48          17.83            None            35.29
1980..........        .56          19.24            None            36.70
1981..........        .57          19.38            None            36.84
1982..........        .75          20.09            None            37.55
1983..........        .78          25.77            None            43.23
1984..........        .78          26.33            None            43.79
1985..........       1.20          27.40            None            44.86
1986..........       1.20          27.70            None            45.16
1987..........        .76          33.45            None            50.91
1988..........        .30          26.54            2.25            46.25
1989..........        .06          26.41            1.04            47.16
1990..........        .27          21.16            None            41.91
1991..........        .15          23.64            None            44.39
1992..........       None          26.89            None            47.64
1993..........       None          29.40            None            50.15
1994..........       None          29.34            None            50.09
1995..........       None          28.04            1.58            50.37
1996..........       None          29.30             .55            52.18
1997..........       None          26.06            2.80            51.74

     *Includes 35(cent) per share of net realized short term capital gains taxable to stockholders as ordinary income.